Property and Equipment	12 Months Ended
Mar. 31, 2026
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

At March 31, 2026 and 2025, property and equipment consisted of the following:

	As of March 31,
	2026	2025
Machinery	$7,916	$6,988
Motor vehicles	846	1,189
Office equipment	1,579	1,501
Furniture and fixtures	825	800
Leasehold improvements	859	813
Leasehold property	6,791	7,228
Assets under construction	93	87
	18,909	18,606
Less: accumulated depreciation	(9,547)	(8,920)
Total	$9,362	$9,686

Depreciation expense was approximately $1,476 and approximately $1,483 for the years ended March 31, 2026 and 2025, respectively. During the year ended March 31, 2026 and 2025, the Company disposed of property and equipment with a net asset value of $859 and $527 for proceeds of $1,007 and $67, respectively.

Primech A&P holds a sixty (60) year leasehold interest in 23 Ubi Crescent Singapore (expiring July 2057) and a sixty (60) year leasehold interest in 25 Ubi Crescent Singapore (expiring July 2057) (see Note 13). As at March 31, 2025, CSG Industries holds a thirty (30) year interest (expiring in February 2038) in 50 Tuas Avenue 11 #01-22 Tuas Lot Singapore 639107; this property was disposed during the year ended March 31, 2026.